CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY - USD ($) $ in Thousands	Total	Preferred Stock	Common Stock	Additional Paid-in Capital	Retained Earnings/ (Accumulated Deficit)	Accumulated Other Comprehensive Income/(Loss)	Total Navios Holdings' Stockholders' Equity	Noncontrolling Interest
Balance, shares at Dec. 31, 2013		8,479	104,261,029
Balance, value at Dec. 31, 2013	$ 1,189,335	$ 0	$ 10	$ 552,778	$ 524,079	$ (11,172)	$ 1,065,695	$ 123,640
Net loss	(62,064)				(56,203)		(56,203)	(5,861)
Total other comprehensive income	10,594					10,594	10,594
Issuance of preferred stock, net of expenses (Note 16), values	163,602			163,602			163,602
Issuance of preferred stock, net of expenses (Note 16), shares		68,000
Conversion of preferred stock to common stock (Note 16), values	1		$ 1				1
Conversion of preferred stock to common stock (Note 16), shares		(1,410)
Conversion of preferred stock to common stock (Note 16), shares			1,410,000
Contribution from noncontrolling shareholders (Note 6 and 21)	3,484							3,484
Acquisition of noncontrolling interest (Note 21)	(10,889)			(3,173)			(3,173)	(7,716)
Stock-based compensation expenses, value (Note 16)	8,258			8,258			8,258
Stock-based compensation expenses, shares (Note 16)			184,937
Cancellation of shares (Note 16)			(24,248)
Dividends declared/paid	(35,811)				(35,811)		(35,811)
Balance, shares at Dec. 31, 2014		75,069	105,831,718
Balance, value at Dec. 31, 2014	1,266,510	$ 0	$ 11	721,465	432,065	(578)	1,152,963	113,547
Net loss	(126,067)				(134,112)		(134,112)	8,045
Total other comprehensive income	133					133	133
Conversion of preferred stock to common stock (Note 16), shares		(1,134)
Conversion of preferred stock to common stock (Note 16), shares			1,134,000
Stock-based compensation expenses, value (Note 16)	5,578			5,578			5,578
Stock-based compensation expenses, shares (Note 16)			3,711,678
Cancellation of shares (Note 16)			(9,319)
Acquisition of treasury stock, value (Note 16)	(252)			(252)			(252)
Acquisition of treasury stock, shares (Note 16)			(199,324)
Dividends declared/paid	(35,350)				(35,350)		(35,350)
Balance, shares at Dec. 31, 2015		73,935	110,468,753
Balance, value at Dec. 31, 2015	1,110,552	$ 0	$ 11	726,791	262,603	(445)	988,960	121,592
Net loss	(300,149)				(303,823)		(303,823)	3,674
Total other comprehensive income	445					445	445
Tender Offer - Redemption of preferred stock (Note 16), shares		(24,431)
Tender Offer - Redemption of preferred stock (Note 16), shares			7,589,176
Tender Offer - Redemption of preferred stock (Note 16), value	(9,323)		$ 1	(50,888)	41,564		(9,323)
Stock-based compensation expenses, value (Note 16)	3,446			3,446			3,446
Stock-based compensation expenses, shares (Note 16)			24,970
Cancellation of shares (Note 16)			(2,908)
Acquisition of treasury stock, value (Note 16)	(818)			(818)			(818)
Acquisition of treasury stock, shares (Note 16)			(948,584)
Dividends declared/paid	(600)				(600)		(600)
Balance, shares at Dec. 31, 2016		49,504	117,131,407
Balance, value at Dec. 31, 2016	$ 803,553	$ 0	$ 12	$ 678,531	$ (256)	$ 0	$ 678,287	$ 125,266